GOODWILL (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning Balance	¥ 665,416		¥ 491,969	¥ 475,732
Goodwill acquired in business combination	11,956		169,668	884
Impairment losses	0		0	0
Foreign exchange effect	(18,117)		3,779	15,353
Ending Balance	¥ 659,255	$ 101,035	¥ 665,416	¥ 491,969